Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
2018	$ 157,209,467
2019	159,403,397
2020	209,915,748
2021	185,307,669
2022	158,761,145
2023 and thereafter	1,167,277,645
Total	$ 2,037,875,071	$ 1,983,170,730